Offerings - Offering: 1	Nov. 12, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	71,328,693
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 713,286,930.00
Amount of Registration Fee	$ 62,055.94
Offering Note

(1)

Consists of 71,328,693 shares of common stock, par value $0.0001 per share (“Domesticated HCAC Common Stock”), of Hall Chadwick Acquisition Corp. (“HCAC”) (after its domestication as a corporation incorporated in the State of Delaware, and which will be renamed “REEcycle, Inc.”) to be issued or issuable in connection with the Business Combination, including (i) up to 20,700,000 shares upon conversion of HCAC Class A Ordinary Shares in the Domestication, (ii) 2,070,000 shares upon conversion of Public Rights at the Effective Time, (iii) 7,883,293 shares upon conversion of Founder Shares (HCAC Class B Ordinary Shares), (iv) 614,000 shares upon conversion of Private Placement Shares, (v) 61,400 shares upon conversion of Private Placement Rights at the Effective Time, and (vi) up to 40,000,000 shares (including 5,000,000 Earnout Shares) as consideration in the Merger to REEcycle stockholders.

(2)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

(3)

Estimated solely for the purpose of calculating the registration fee. The proposed maximum aggregate offering price is calculated by multiplying the number of shares registered by the proposed maximum offering price per share, and the registration fee is calculated by multiplying the proposed maximum aggregate offering price by the fee rate of $87.00 per $1,000,000 in effect for fiscal year 2027.

(4)

Represents the 71,328,693 shares of Domesticated HCAC Common Stock described in clauses (i) through (vi) of note (1), all of which were previously registered on the Registration Statement on Form S-4 (File No. 333-299219) filed on October 1, 2026. This Amendment No. 2 to the Registration Statement reduces the number of shares of Domesticated HCAC Common Stock being registered from 78,241,193 shares to 71,328,693 shares by removing (a) the 787,500 shares to be issued in exchange for financial advisory services to REEcycle and (b) the up to 6,125,000 shares issuable pursuant to the terms of the Business Combination Agreement in such amounts as the HCAC Board determines, each of which was previously included in note (1) to the filing fee table.

(5)

The Registrant previously paid registration fees of $68,069.84 in the aggregate in connection with the Registration Statement, consisting of $62,741.09 paid with the initial filing on October 1, 2026 and $5,328.75 paid with Amendment No. 1. Because the aggregate fees previously paid exceed the registration fee of $62,055.94 attributable to the securities registered hereby, no additional registration fee is due.